Assets and Liabilities of Newly Consolidated Entities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized investment losses in accumulated other comprehensive income	$ 2,443	[1]	$ 2,638	[1]	$ 1,327	[1]	$ 1,485	[1]	$ (80)	$ (1,405)
Accumulated other comprehensive income (loss) | Securitization Entities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized investment losses in accumulated other comprehensive income										$ (91)

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.